Accrued Expenses (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued Expenses
Accrued product returns	$ 5,299,261	$ 4,178,176	$ 2,311,647
Accrued contract rebates	96,465	128,562	279,018
Due to 3PL/Wholesalers	62,284	75,727	155,081
Accrued bonuses	501,988	665,184	427,500
Accrued professional fees		15,000	51,620
Accrued R&D fees	354,908	100,668
Other accrued expenses	224,465	196,760
Other accrued expenses		297,428	409,796
Total accrued expenses	$ 6,539,371	$ 5,360,077	$ 3,634,662